Document and Entity Information	0 Months Ended
Jun. 05, 2013
Risk/Return:
Document Type	497
Document Period End Date	Jun 5, 2013
Registrant Name	PACE SELECT ADVISORS TRUST
Central Index Key	0000930007
Amendment Flag	false
Document Creation Date	Jun 5, 2013
Document Effective Date	Jun 5, 2013
Prospectus Date	Nov 28, 2012
PACE Large Co Value Equity Investments | Class P
Risk/Return:
Trading Symbol	PCLVX
PACE Large Co Value Equity Investments | CLASS A
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Trading Symbol	PCPAX
PACE Large Co Value Equity Investments | CLASS C
Risk/Return:
Trading Symbol	PLVCX
PACE Large Co Value Equity Investments | CLASS Y
Risk/Return:
Trading Symbol	PLVYX
PACE Alternative Strategies Investments | Class A
Risk/Return:
Trading Symbol	PASIX
PACE Alternative Strategies Investments | Class C
Risk/Return:
Trading Symbol	PASOX
PACE Alternative Strategies Investments | Class Y
Risk/Return:
Trading Symbol	PASYX
PACE Alternative Strategies Investments | Class P
Risk/Return:
Trading Symbol	PASPX

PACE Large Co Value Equity Investments
PACE Large Co Value Equity Investments

PACE® Large Co Value Equity Investments

Supplement to the prospectuses relating to Class A, Class C and Class Y shares (the "Multi-Class Prospectus"), and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2012, as supplemented to date

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

The section captioned "PACE Large Co Value Equity Investments Fund summary" and sub-headed "Management process" beginning on page 32 of the Multi-Class Prospectus and page 31 of the Class P Prospectus is revised by replacing the third sentence of the first paragraph of that section with the following:

Institutional Capital LLC ("ICAP"), Pzena Investment Management, LLC ("Pzena") and Robeco Investment Management, Inc. ("Robeco") currently serve as the fund's investment advisors.

The section captioned "PACE Large Co Value Equity Investments Fund summary" and sub-headed "Management process" beginning on page 32 of the Multi-Class Prospectus and page 31 of the Class P Prospectus is revised by deleting the third paragraph of that section in its entirety and inserting the following in its place:

Robeco invests primarily in a diversified portfolio of common stocks of issuers identified as having attractive value characteristics with strong fundamentals. In selecting stocks, Robeco begins with a quantitative analysis that ranks the investment universe based on valuation, momentum and other fundamental factors. Then, Robeco applies fundamental analysis to those securities, considering factors such as price-to-book value and price-to-earnings ratios; high return on invested capital; and positive business momentum, as evidenced by improving trends, rising earnings and/or a catalyst for an improved business outlook. This process results in recommendations and price targets for the selected securities. Robeco constructs the portfolio based on these recommendations and applies certain risk controls, such as diversification among industries and sectors. Robeco establishes a sell discipline for each security in the portfolio based on its target price, and may also sell a security if business fundamentals weaken or if an expected catalyst fails to materialize. Robeco seeks to outperform the fund's benchmark in falling markets and to keep pace with the benchmark in rising markets, while protecting capital.

The section captioned "PACE Large Co Value Equity Investments Fund summary" and sub-headed "Risk/return bar chart and table" on page 33 of each of the Multi-Class Prospectus and Class P Prospectus is revised by deleting the sixth and seventh sentences of the first paragraph in its entirety and inserting the following in its place:

ICAP assumed day-to-day management of a portion of the fund's assets on July 1, 2000. Pzena assumed day-to-day management of another portion of the fund's assets on May 27, 2008. Robeco assumed day-to-day management of a separate portion of the fund's assets on May 29, 2013.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR YOUR FUTURE REFERENCE.

Label	Element	Value
PACE Large Co Value Equity Investments
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000930007_SupplementTextBlock

PACE® Large Co Value Equity Investments

Supplement to the prospectuses relating to Class A, Class C and Class Y shares (the "Multi-Class Prospectus"), and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2012, as supplemented to date

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

The section captioned "PACE Large Co Value Equity Investments Fund summary" and sub-headed "Management process" beginning on page 32 of the Multi-Class Prospectus and page 31 of the Class P Prospectus is revised by replacing the third sentence of the first paragraph of that section with the following:

Institutional Capital LLC ("ICAP"), Pzena Investment Management, LLC ("Pzena") and Robeco Investment Management, Inc. ("Robeco") currently serve as the fund's investment advisors.

The section captioned "PACE Large Co Value Equity Investments Fund summary" and sub-headed "Management process" beginning on page 32 of the Multi-Class Prospectus and page 31 of the Class P Prospectus is revised by deleting the third paragraph of that section in its entirety and inserting the following in its place:

Robeco invests primarily in a diversified portfolio of common stocks of issuers identified as having attractive value characteristics with strong fundamentals. In selecting stocks, Robeco begins with a quantitative analysis that ranks the investment universe based on valuation, momentum and other fundamental factors. Then, Robeco applies fundamental analysis to those securities, considering factors such as price-to-book value and price-to-earnings ratios; high return on invested capital; and positive business momentum, as evidenced by improving trends, rising earnings and/or a catalyst for an improved business outlook. This process results in recommendations and price targets for the selected securities. Robeco constructs the portfolio based on these recommendations and applies certain risk controls, such as diversification among industries and sectors. Robeco establishes a sell discipline for each security in the portfolio based on its target price, and may also sell a security if business fundamentals weaken or if an expected catalyst fails to materialize. Robeco seeks to outperform the fund's benchmark in falling markets and to keep pace with the benchmark in rising markets, while protecting capital.

The section captioned "PACE Large Co Value Equity Investments Fund summary" and sub-headed "Risk/return bar chart and table" on page 33 of each of the Multi-Class Prospectus and Class P Prospectus is revised by deleting the sixth and seventh sentences of the first paragraph in its entirety and inserting the following in its place:

ICAP assumed day-to-day management of a portion of the fund's assets on July 1, 2000. Pzena assumed day-to-day management of another portion of the fund's assets on May 27, 2008. Robeco assumed day-to-day management of a separate portion of the fund's assets on May 29, 2013.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR YOUR FUTURE REFERENCE.

Risk/Return [Heading]	rr_RiskReturnHeading	PACE Large Co Value Equity Investments

PACE Alternative Strategies Investments
PACE Alternative Strategies Investments

PACE® Alternative Strategies Investments

Supplement to the prospectuses relating to Class A, Class C and Class Y shares (the "Multi-Class Prospectus"), and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2012, as supplemented to date

Effective July 1, 2013, the Prospectuses are hereby revised as follows:

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub-headed "Principal investments" beginning on page 62 of the Multi-Class Prospectus and page 60 of the Class P Prospectus is revised by replacing the second and third sentences of the first paragraph of that section with the following:

The fund seeks to provide investors a well diversified portfolio intended to provide participation in growing markets over a full market cycle while limiting large losses in more volatile and declining markets. The fund may pursue its investment objective by implementing a broad and diversified array of liquid alternative strategies, including, but not limited to, strategies that are not currently employed by the fund.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR YOUR FUTURE REFERENCE.

Label	Element	Value
PACE Alternative Strategies Investments
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000930007_SupplementTextBlock

PACE® Alternative Strategies Investments

Supplement to the prospectuses relating to Class A, Class C and Class Y shares (the "Multi-Class Prospectus"), and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2012, as supplemented to date

Effective July 1, 2013, the Prospectuses are hereby revised as follows:

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub-headed "Principal investments" beginning on page 62 of the Multi-Class Prospectus and page 60 of the Class P Prospectus is revised by replacing the second and third sentences of the first paragraph of that section with the following:

The fund seeks to provide investors a well diversified portfolio intended to provide participation in growing markets over a full market cycle while limiting large losses in more volatile and declining markets. The fund may pursue its investment objective by implementing a broad and diversified array of liquid alternative strategies, including, but not limited to, strategies that are not currently employed by the fund.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR YOUR FUTURE REFERENCE.

Risk/Return [Heading]	rr_RiskReturnHeading	PACE Alternative Strategies Investments

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov 28, 2012